Schedule of general and administrative expenses (Details) - SEK (kr) kr in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total general and administrative expenses		kr (1,254,350)		kr (85,738)		kr (300,217)	kr (189,862)
Staff costs [member]
IfrsStatementLineItems [Line Items]
Total general and administrative expenses		(272,950)	[1]	(31,401)	[1]	(66,035)	(60,492)
IT and software expenses [member]
IfrsStatementLineItems [Line Items]
Total general and administrative expenses		(17,235)		(11,252)		(25,223)	(20,499)
Professional services [member]
IfrsStatementLineItems [Line Items]
Total general and administrative expenses		(239,564)	[2]	(18,233)	[2]	(110,005)	(58,989)
Legal and court costs [member]
IfrsStatementLineItems [Line Items]
Total general and administrative expenses		(59,596)		(13,099)		(63,078)	(15,380)
Depreciation and amortization [member]
IfrsStatementLineItems [Line Items]
Total general and administrative expenses		(4,833)		(1,134)		(4,243)	(4,394)
Insurance [member]
IfrsStatementLineItems [Line Items]
Total general and administrative expenses		(6,943)		(4,898)		(11,075)	(7,309)
Other costs [member]
IfrsStatementLineItems [Line Items]
Total general and administrative expenses		(16,962)		(5,721)		kr (20,558)	kr (22,799)
Listing costs [member]
IfrsStatementLineItems [Line Items]
Total general and administrative expenses	[3]	kr (636,267)

[1]	The reported expenses include employee remunerations, benefits and share-based payment awards recognized from the Company’s share-based payment award programs including awards issued in connection with the SPAC transaction, the latter amounting to SEK 244,780 thousands.
[2]	For the six months ended June 30, 2026, include SEK 202,912 thousand of costs relating to the Business Combination and the PIPE Financing that are not incremental and directly attributable to the issue of new equity instruments and have accordingly been expensed as incurred.
[3]	See Note 21.